Income Taxes (Tables) - Image P2P Trading Group Limited [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Schedule of Income Taxes

The following tables provide the reconciliation of the differences between the statutory and effective tax expenses for the six months ended June 30, 2017 and 2016:

	2017	2016
Income attributed to foreign operations	$(347,650)	$(384,055)
Loss attributed to US	-	-
Income before tax	(347,650)	(384,055)

PRC Statutory Tax at 25% Rate	(86,913)	(96,014)
Effect of tax exemption and operating losses	86,913	96,014
Income tax	$-	$-

The following tables provide the reconciliation of the differences between the statutory and effective tax expenses for the years ended December 31, 2016 and 2015:

	2016	2015
Loss attributed to foreign operations	$(1,197,482)	$(349,234)
Loss attributed to US	-	-
Income before tax	(1,197,482)	(349,234)

PRC Statutory Tax at 25% Rate	(299,371)	(87,309)
Effect of tax exemptions and operating losses	299,371	87,309
Income tax	$-	$-

Schedule of Statutory Income Tax Rate

The difference between the U.S. federal statutory income tax rate and the Company’s effective tax rate was as follows for six months ended June 30, 2017 and 2016:

	2017	2016
U.S. federal statutory income tax rate	34.0%	34.0%
Lower rates in PRC, net	-9.0%	-9.0%
Net operating losses in PRC and other jurisdictions	-25.0%	-25.0%
The Company’s effective tax rate	0.0%	0.0%

The difference between the U.S. federal statutory income tax rate and the Company’s effective tax rate was as follows for the years ended December 31, 2016 and 2015:

	2016	2015
U.S. federal statutory income tax rate	34.0%	34.0%
Lower rates in PRC, net	-9.0%	-9.0%
Net operating losses in PRC and other jurisdictions	-25.0%	-25.0%
The Company’s effective tax rate	0.0%	0.0%